NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (28,435)	$ (30,361)	$ 124
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	329,190,733	395,380,921	412,103,255
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards			13,311,756
Weighted average shares outstanding used in computing diluted net income (loss) per share	329,190,733	395,380,921	425,415,011
Net income (loss) per share, basic	$ (0.0864)	$ (0.0768)	$ 0.0003
Net income (loss) per share, diluted	$ (0.0864)	$ (0.0768)	$ 0.0003
Shares excluded from earnings per share calculation	16,695,100	2,076,484